Annual Total Returns (Bar Chart) (Invesco Van Kampen Limited Duration Fund, Class A)	12 Months Ended
May 02, 2011
Invesco Van Kampen Limited Duration Fund | Class A
Annual Total Returns
2001	7.16%
2002	5.34%
2003	1.04%
2004	0.58%
2005	1.46%
2006	4.00%
2007	2.57%
2008	(15.42%)
2009	5.25%
2010	2.31%